Condensed Consolidated Interim Statements of Financial Position - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash	$ 22,341,000	$ 11,713,000
Amounts receivable	1,513,000	529,000
Taxes recoverable	3,300,000	5,044,000
Prepaid expenses and other assets	779,000	757,000
Inventory	4,553,000	1,659,000
Total current assets	32,486,000	19,702,000
Exploration and evaluation assets	10,917,000	10,052,000
Plant, equipment and mining properties	35,398,000	34,846,000
Long-term investments	3,304,000	4,176,000
Other assets	4,000	4,000
Total assets	82,109,000	68,780,000
Current liabilities
Accounts payable and accrued liabilities	3,079,000	2,068,000
Amounts due to related parties	175,000	154,000
Taxes payable	5,000	7,000
Current portion of term facility	0	2,513,000
Current portion of equipment loans	0	72,000
Current portion of finance lease obligations	324,000	208,000
Total current liabilities	3,583,000	5,022,000
Finance lease obligations	733,000	278,000
Warrant liability	761,000	2,295,000
Reclamation provision	830,000	808,000
Deferred income tax liabilities	360,000	1,369,000
Total liabilities	6,267,000	9,772,000
EQUITY
Share capital	129,965,000	108,303,000
Equity reserves	9,494,000	9,951,000
Treasury shares (14,180 shares, at cost)	(97,000)	(97,000)
Accumulated other comprehensive loss	(4,938,000)	(4,810,000)
Accumulated deficit	(58,582,000)	(54,339,000)
Total equity	75,842,000	59,008,000
Total liabilities and equity	$ 82,109,000	$ 68,780,000